REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of accounts receivable and contract liabilities	Accounts receivable and contract liabilities as of December 31, 2022 and 2021, were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2021	$53,000	$35,776
December 31, 2021	$223,275	$173,050
December 31, 2022	$327,200	$178,750

Summary of revenues from contracts with customers
Revenues from contracts with customers are disaggregated as follows:

	Year Ended December 31,
	2022	2021
Revenues recognized at a point in time	$1,438,628	$365,889
Revenues recognized over time	1,800	10,776

Total	$1,440,428	$376,665